100 Summer Street
Floor 7
Mail Stop SUM 0703
Boston, MA 02111

October 21, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	The Arbitrage Funds (the “Registrant”)
(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Prospectus dated September 30, 2016 for the Registrant, as filed electronically via EDGAR with the Securities and Exchange Commission on October 3, 2016 (Accession # 0001104659-16-148250).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel
State Street Bank and Trust Company